Capital Trust Securities (Tables)	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Summary of Capital Trust Securities

Capital Trust Securities
(millions of Canadian dollars, except as noted)	As at
					Redemption date
	Thousands of units	Distribution/Interest payment dates	Annual yield		At the option of the issuer	October 31 2021	October 31 2020
TD CaTS IV Notes issued by Trust IV
TD Capital Trust IV Notes – Series 2	450	June 30, Dec. 31	10.000	% 1	June 30, 2014	450	450

TD Capital Trust IV Notes – Series 3	750	June 30, Dec. 31	6.631%		Dec. 31, 2014	–	750
	1,200					$450	$1,200

1
From and including January 26, 2009, to but excluding June 30, 2039. Starting on June 30, 2039, and on every fifth anniversary thereafter, the interest rate will reset to equal the then
5-year
Government of Canada yield plus 9.735%.